Investment Properties (Tables)	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Summary of Investment Properties

Buildings
RMB million
Cost
As at 1 January 2018	3,366
Additions	6,875
Deductions	(14)

As at 31 December 2018	10,227

Accumulated depreciation
As at 1 January 2018	(302)
Charge for the year	(186)
Deductions	8

As at 31 December 2018	(480)

Net book value
As at 1 January 2018	3,064

As at 31 December 2018	9,747

Fair value
As at 1 January 2018	4,629

As at 31 December 2018	12,449

Buildings
RMB million
Cost
As at 1 January 2017	1,435
Additions	1,931

As at 31 December 2017	3,366

Accumulated depreciation
As at 1 January 2017	(244)
Charge for the year	(58)

As at 31 December 2017	(302)

Net book value
As at 1 January 2017	1,191

As at 31 December 2017	3,064

Fair value
As at 1 January 2017	2,201

As at 31 December 2017	4,629